Stockholders’ Equity (Details) - USD ($)										6 Months Ended	12 Months Ended
	Nov. 15, 2024	May 06, 2024	Mar. 07, 2024	Mar. 04, 2024	Nov. 15, 2023	Nov. 13, 2023	May 11, 2023	Feb. 14, 2023	Oct. 17, 2022	Jun. 30, 2024	Dec. 31, 2023	Jun. 17, 2024	Mar. 31, 2024	Dec. 31, 2022
Stockholders’ Equity [Line Items]
Shares of preferred stock										0	0			0
Preferred stock, per value (in Dollars per share)										$ 0.0001	$ 0.0001			$ 0.0001
Shares of common stock											1,800,000
Cash proceeds from the Trust Account (in Dollars)					$ 36,383,179
Share issued											200,000
Aggregate shares											134,500
Fair value amount (in Dollars)					$ 910,565						$ 135,400
Per share (in Dollars per share)											$ 10.95
Shares of common stock at fair value											90,000
Subject to redemption shares						0.0001
Redemption price per share (in Dollars per share)						$ 5
Redemption Price (in Dollars)						$ 3,567,960
Cash proceeds (in Dollars)						$ 6,017,960
Aggregate gross purchase price (in Dollars)									$ 150,000,000
Number of share sold amount (in Dollars)											$ 2,000,000
Weighted average price of common stock, percentage											96.00%
Preferred stock, shares authorized										1,000,000	1,000,000			1,000,000
Exchange right shares										2,000,000
Aggregate shares							4,115,597
Share-based compensation expense (in Dollars)			$ 573,568							$ 1,189,968
Common Stock individual shares										100,000
Repaid purchase business days										2 days
Resale of consummation business combination days										30 days
Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001				$ 0.0001
Shares of common stock											89,000
Fair value amount (in Dollars)											$ 900,000
Common stock, shares issued								60,000
Shares outstanding including temporary equity						600,000
Number of award shares								30,000
Number of commitment shares			440,000
Preferred stock [Member]
Stockholders’ Equity [Line Items]
Shares of preferred stock					1,000,000
Preferred stock, per value (in Dollars per share)					$ 0.0001
Common Stock Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Aggregate gross purchase price (in Dollars)									$ 150,000,000
Number of share sold amount (in Dollars)										$ 2,000,000
Common stock effective rate										400.00%
Dividend rate										30.00%
Weighted average price of common stock, percentage										96.00%
Consecutive trading day										2 days
Commencing days after the business combination										3 days
Common Stock Purchase Agreement [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)									$ 0.0001
Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Vesting shares											112,500
Employees received shares										285,000
Number of award shares				30,000							30,000
Stock price (in Dollars per share)										$ 1.97
Common Stock Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Common Stock individual shares										100,000
HNRA [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001
Common stock, shares authorized					121,000,000
Preferred stock, per value (in Dollars per share)					$ 0.0001
Shares of common stock					3,323,707
Preferred stock, shares authorized					1,000,000
White Lion [Member]
Stockholders’ Equity [Line Items]
Common stock value (in Dollars)											$ 1,500,000
Board of Directors Chairman [Member]
Stockholders’ Equity [Line Items]
Share-based compensation expense (in Dollars)										$ 664,240
Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Aggregate shares				224,500
Vesting shares				112,000
Vesting period				3 years
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Employees received shares										50,000
Forecast [Member]
Stockholders’ Equity [Line Items]
Vesting shares	35,000
Forecast [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Vesting shares	112,000
Vesting period	3 years
Forecast [Member] | Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Vesting shares	112,500
Common Stock [Member]
Stockholders’ Equity [Line Items]
Per share (in Dollars per share)					$ 6.77						$ 10.86
Rapid Purchase Notice [Member]
Stockholders’ Equity [Line Items]
Repaid purchase business days										2 years
Commitment Shares [Member]
Stockholders’ Equity [Line Items]
Interests percentage										7.00%		7.00%
Previously Reported [Member]
Stockholders’ Equity [Line Items]
Shares of preferred stock													0
Preferred stock, per value (in Dollars per share)													$ 0.0001
Preferred stock, shares authorized													1,000,000
Rhône Merchant House, Ltd [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Number of award shares				60,000
Rhône Merchant House, Ltd [Member] | Commitment Shares [Member]
Stockholders’ Equity [Line Items]
Interests percentage										7.00%
Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Common stock effective rate											400.00%
Dividend rate											30.00%
Class A Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)										$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized										100,000,000	100,000,000			100,000,000
Share issued											200,000
Aggregate shares					134,500
Fair value amount (in Dollars)											$ 910,565
Per share (in Dollars per share)					$ 6.77	$ 5
Shares of common stock at fair value											10,000
Common stock, shares issued										5,537,009	5,537,009			5,235,131
Common stock, shares outstanding										5,537,009	5,537,009			5,235,131
Common stock value (in Dollars)										$ 554	$ 524
Exchange right shares										200,000
Aggregate shares		150,000
Share-based compensation expense (in Dollars)		$ 360,000
Class A Common Stock [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001
Common stock, shares authorized					100,000,000
Common stock, shares issued						20,040
Class A Common Stock [Member] | HNRA [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001
Common stock, shares authorized					100,000,000
Per share (in Dollars per share)					$ 6.77
Class A Common Stock [Member] | Previously Reported [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)													$ 0.0001
Common stock, shares authorized													100,000,000
Common stock, shares issued											5,235,131		5,235,131
Common stock, shares outstanding													5,235,131
Common stock value (in Dollars)													$ 524
Class B Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)										$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized										20,000,000	20,000,000			20,000,000
Share issued											2,000,000
Common stock, shares issued										1,800,000	1,800,000			1,800,000
Common stock, shares outstanding										1,800,000	1,800,000			1,800,000
Common stock value (in Dollars)										$ 180	$ 180
Exchange right shares										200,000	200,000
Class B Common Stock [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001
Common stock, shares authorized					20,000,000
Class B Common Stock [Member] | HNRA [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001
Common stock, shares authorized					20,000,000
Class B Common Stock [Member] | Previously Reported [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)													$ 0.0001
Common stock, shares authorized													20,000,000
Common stock, shares issued													1,800,000
Common stock, shares outstanding													1,800,000
Common stock value (in Dollars)													$ 180
Non-Redeemable Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock					3,006,250
Redeemable Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock					4,509,403
OpCo Class B Units [Member]
Stockholders’ Equity [Line Items]
Share issued											200,000
Common stock value (in Dollars)											$ 1,800,000
Exchange right shares										200,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares of common stock at fair value											20,000